Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Fees	Total Payments
Total	$ 1,117,669	$ 1,117,669
United States of America | State of Idaho, Department of Lands
Total	148,903	148,903
United States of America | Government of the United States of America, United States Environmental Protection Agency
Total	525,949	525,949
United States of America | Government of the United States of America, Bureau of Land Management
Total	275,880	275,880
United States of America | State of Idaho, Idaho Department of Environmental Quality
Total	$ 166,937	$ 166,937